Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Schedule of trade and other receivables, net

	2022	2021
Current
Fuel Price stabilization fund (1)	26,296,870	7,824,788
Concessions (2)	5,194,909	3,370,644
Customers
Domestic	3,268,944	2,917,305
Foreign	3,065,207	3,222,837
Accounts receivable from employees	115,922	106,547
Related parties (Note 31)	110,408	9,355
Industrial services	70,762	32,096
Other	1,101,977	965,310
	39,224,999	18,448,882

Non–current
Concessions (2)	28,647,390	21,259,519
Customers
Foreign	185,331	36,965
Domestic	72,985	178,552
Accounts receivable from employees	498,415	534,051
Related parties (Note 31)	335	335
Other (3)	2,750,749	2,150,294
	32,155,205	24,159,716
(1)

Corresponds to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of motor gasoline current and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative).

For 2022, the increase in accounts receivable was mainly generated by the increase in international reference indicators. During 2022, the Ministry of Finance and Public Credit paid COP$18,262,487 to the Ecopetrol Business Group as follows;

●

Payments to Reficar for $6,114,489 in cash and $719,834 through Colombian sovereign bonds - TES (this operation did not generate cash flows), corresponding to the liquidation of the second half of 2021 and the first, second, and third quarter of 2022, and,

●

Payments to Ecopetrol for $4,639,779 in cash and $6,788,385 through offsetting with dividends payable to the Ministry of Finance and Public Credit, this operation did not generate cash flows and its effect implies an increase in the variation in working capital in the cash flow statement of the Ecopetrol Business Group. The payment corresponds to the liquidation of the second half of 2021 and the first quarter of 2022.

The Ecopetrol Business Group and the National Government continue to work together and are committed to seeking alternatives to settle the balance as of December 31, 2022, during 2023.

(2)	Includes electric power transportation concessions and roads.
(3)

Corresponds mainly to accounts receivable from the Government of Brazil for employee benefits governed by Law 4819 of 1958 to ISA CTEEP, and crude loan agreements of the Business Group for transportation systems. The balance of these accounts receivable is $2,481,530 (2021: $1,772,101) and the related provision for expected losses established, included in the provision line for expected credit losses, is $475,936 (2021: $368,299), representing a net book value of $2,005,594 (2021: $1,403,802). The administration monitors the progress and developments related to the legal aspect of the matter and continuously evaluates the possible impacts on its consolidated financial statements.

Schedule of changes in the allowance for doubtful accounts

	2022	2021	2020
Opening balance	(750,191)	(291,144)	(282,791)
Additions (reversal), net	(46,690)	2,665	(15,082)
Effect of business combination	—	(474,654)	—
Effect of change of control in subsidiaries	—	—	5,517
Currency translation	(131,270)	4,794	(1,271)
Accounts receivable write–off and uses	22,033	8,148	2,483
Closing balance	(906,118)	(750,191)	(291,144)